Derivative Financial Instruments - Summary of Average Price or Rate of Hedging Instruments (Detail)	Oct. 31, 2024	Oct. 31, 2023
Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	3.16%	2.51%
Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	3.16%	3.09%
Cash flow hedges [member] | Currency or interest rate risk [member] | Swaps [member] | USD-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
Fixed interest rate	1.89%	2.15%
FX rate	1.3	1.31
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | USD-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.31	1.32
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | EUR-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.46	1.45
Cash flow hedges [member] | Currency risk [member] | Swaps [member] | GBP-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.7	1.69
Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Price	69.11	72.25
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | USD-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	1.35	1.34
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | CLP-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	0.0014	0.0016
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | MXN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	0.07	0.07
Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member] | PEN-CAD [Member]
Disclosure of detailed information about hedging instruments [line items]
FX rate	0.36	0.35